Subsequent Events (Details) - Subsequent Event - Installment 2 - FY 2017 $ / shares in Units, $ in Thousands	7 Months Ended
Jul. 20, 2017 USD ($) $ / shares
Declaration date	Jul. 20, 2017
Payment date	Aug. 11, 2017
Dividends payable date of record	Aug. 08, 2017
Quarterly cash distribution declared per unit | $ / shares	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid | $ | $	$ 9,031